Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.83%
Communication Services - 3 .78%
Ballantyne Strong, Inc.* 150,000 $ 462,000
Beasley Broadcast Group,
Inc., Class A* 49,625 87,340
Chicken Soup For The
Soul Entertainment,
Inc.*+ 60,000 479,400
Cinedigm Corp., Class A* 400,000 325,440
comScore, Inc.* 203,000 590,730
Cumulus Media, Inc.,
Class A* 88,000 875,600
DallasNews Corp. 20,918 145,589
DHI Group, Inc.* 25,000 148,750
Emerald Holding, Inc.* 165,000 561,000
Fluent, Inc.* 221,100 459,888
Gaia, Inc.* 88,400 434,928
Hemisphere Media Group,
Inc.* 20,000 91,400
IDW Media Holdings, Inc.,
Class B* 20,500 37,515
Lee Enterprises, Inc.* 15,600 419,952
Liberty TripAdvisor
Holdings, Inc., Class A* 50,000 102,500
Marchex, Inc., Class B* 136,900 313,501
National CineMedia, Inc. 250,000 635,000
NII Holdings, Inc.,
Escrow*
∆
# 287,700 71,925
Redbox Entertainment,
Inc.*+ 70,000 165,200
Saga Communications,
Inc., Class A 22,216 507,635
Salem Media Group, Inc.* 104,000 352,560
Spok Holdings, Inc. 64,416 514,040
Takung Art Co., Ltd.*+ 35,000 78,750
Townsquare Media, Inc.,
Class A* 52,700 674,033
Travelzoo* 40,443 265,306
Zedge, Inc., Class B* 39,919 243,107
9,043,089
Consumer Discretionary - 9 .48%
1847 Goedeker, Inc.* 200,000 384,000
AMCON Distributing Co. 2,600 403,780
Ark Restaurants Corp.* 14,500 267,815
Aspen Group, Inc.* 67,100 108,702
Bassett Furniture
Industries, Inc. 25,644 424,664
BBQ Holdings, Inc.* 32,313 489,219
Build-A-Bear Workshop,
Inc. 37,400 683,672
BurgerFi International,
Inc.*+ 98,588 411,112
Industry Company Shares Value
Consumer Discretionary (continued)
Canterbury Park Holding
Corp. 11,689 $ 257,158
CarLotz, Inc.*+ 250,000 342,500
Carrols Restaurant Group,
Inc. 149,700 338,322
Cato Corp. (The), Class A 67,373 987,688
Culp, Inc. 24,000 190,560
Delta Apparel, Inc.* 25,988 774,182
Dixie Group, Inc. (The)* 95,000 294,500
Drive Shack, Inc.* 400,000 616,000
Educational Development
Corp. 31,400 243,350
Emerson Radio Corp.* 102,100 78,372
Envela Corp.* 112,400 523,784
Escalade, Inc. 8,000 105,600
Ever-Glory International
Group, Inc.* 55,000 101,200
Express, Inc.* 235,000 836,600
Flanigan's Enterprises,
Inc.*+ 1,000 34,700
Flexsteel Industries, Inc. 33,200 640,760
Hamilton Beach Brands
Holding Co., Class A 32,400 376,812
Horizon Global Corp.* 124,200 709,182
iMedia Brands, Inc.* 35,317 212,961
J. Jill, Inc.* 39,200 594,664
JAKKS Pacific, Inc.* 53,590 751,868
Kandi Technologies Group,
Inc.*+ 200,000 640,000
Kirkland's, Inc.*+ 40,000 371,600
Kura Sushi USA, Inc.,
Class A*+ 13,658 753,239
Lakeland Industries, Inc.* 25,157 482,763
Lincoln Educational
Services Corp.* 107,805 770,806
Luby's, Inc. 71,600 163,248
Nathan's Famous, Inc. 4,600 249,182
Nautilus, Inc.*+ 50,000 206,000
PARTS iD, Inc.*+ 200,000 428,000
PlayAGS, Inc.* 128,300 855,761
Potbelly Corp.* 82,300 551,410
Red Robin Gourmet
Burgers, Inc.* 22,600 381,036
StoneMor, Inc.* 139,662 364,518
Strattec Security Corp.* 15,700 585,139
Superior Industries
International, Inc.* 102,500 477,650
Sypris Solutions, Inc.* 109,404 294,297
Unique Fabricating, Inc.* 43,000 81,700
Universal Technical
Institute, Inc.* 135,200 1,196,520
Vince Holding Corp.*+ 51,263 416,768

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
VOXX International Corp.* 36,100 $ 359,917
Weyco Group, Inc. 24,500 605,640
Xcel Brands, Inc.* 75,000 111,750
Zovio, Inc.* 200,200 164,184
22,694,855
Consumer Staples - 3 .73%
Alico, Inc. 31,100 1,168,116
Better Choice Co., Inc.*+ 200,000 510,000
Blue Apron Holdings, Inc.,
Class A*+ 94,500 382,725
Bridgford Foods Corp.*+ 6,900 73,485
Farmer Bros Co.* 59,100 420,792
Fresh Vine Wine, Inc.*+ 25,000 83,750
Laird Superfood, Inc.* 33,500 120,935
Landec Corp.* 80,000 926,400
LifeMD, Inc.*+ 75,000 264,750
Lifeway Foods, Inc.* 72,401 522,735
Limoneira Co. 50,000 734,000
Mannatech, Inc. 8,300 303,614
Natural Alternatives
International, Inc.* 31,610 364,147
Natural Grocers by Vitamin
Cottage, Inc. 34,000 666,400
Oil-Dri Corp. of America 18,600 532,890
Planet Green Holdings
Corp.* 83,000 74,476
Rocky Mountain Chocolate
Factory, Inc. 36,500 271,560
Splash Beverage Group,
Inc.* 115,000 326,600
United-Guardian, Inc. 13,466 303,524
Village Super Market, Inc.,
Class A 35,500 869,750
8,920,649
Energy - 10 .58%
Adams Resources &
Energy, Inc. 23,700 912,213
Amplify Energy Corp.* 166,800 917,400
Barnwell Industries, Inc.* 60,000 154,200
Battalion Oil Corp.* 56,500 1,049,770
Camber Energy, Inc.*+ 100,000 84,650
Centrus Energy Corp.,
Class A* 15,000 505,500
CONSOL Energy, Inc.* 10,000 376,300
Enservco Corp.*+ 56,093 151,451
Evolution Petroleum Corp. 135,800 922,082
Exterran Corp.* 193,200 1,199,772
Forum Energy
Technologies, Inc.*+ 32,000 732,800
Industry Company Shares Value
Energy (continued)
Geospace Technologies
Corp.* 105,500 $ 606,625
Gran Tierra Energy, Inc.* 1,300,000 2,041,000
Gulf Island Fabrication,
Inc.* 16,248 63,692
Houston American Energy
Corp.*+ 68,000 301,920
Independence Contract
Drilling, Inc.* 30,000 123,900
ION Geophysical Corp.*+ 55,000 47,960
Kinetik Holdings, Inc. 12,500 812,625
KLX Energy Services
Holdings, Inc.*+ 51,702 267,299
Laredo Petroleum, Inc.*+ 5,500 435,270
Mammoth Energy
Services, Inc.* 200,000 426,000
Mexco Energy Corp.*+ 8,000 129,600
MIND Technology, Inc.* 119,515 150,589
NACCO Industries, Inc.,
Class A 20,570 806,756
Natural Gas Services
Group, Inc.* 64,076 763,145
NCS Multistage Holdings,
Inc.*+ 10,350 518,121
New Concept Energy,
Inc.*+ 8,400 23,856
Newpark Resources, Inc.* 278,700 1,020,042
Nine Energy Service, Inc.*+ 342,700 1,281,698
Oil States International,
Inc.* 71,800 499,010
Overseas Shipholding
Group, Inc., Class A* 263,096 549,871
PEDEVCO Corp.* 220,946 298,277
PHX Minerals, Inc. 143,000 437,580
Ranger Energy Services,
Inc.* 24,700 253,175
Ring Energy, Inc.*+ 232,300 887,386
SandRidge Energy, Inc.* 75,000 1,201,500
SEACOR Marine
Holdings, Inc.* 120,805 974,896
Select Energy Services,
Inc., Class A* 8,364 71,680
SilverBow Resources, Inc.* 41,100 1,315,200
Smart Sand, Inc.* 140,900 486,105
Superior Drilling Products,
Inc.* 166,100 176,066
VAALCO Energy, Inc. 207,200 1,353,016
25,329,998
Financials - 21 .12%
AmeriServ Financial, Inc. 59,171 239,051
Ashford, Inc.*+ 5,000 85,650

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Associated Capital Group,
Inc., Class A 10,000 $ 419,100
Atlantic American Corp. 116,256 360,394
Auburn National BanCorp,
Inc. 7,500 247,575
Bank of Princeton (The) 28,766 829,899
Bank7 Corp. 27,910 659,234
BankFinancial Corp. 65,600 679,616
Bankwell Financial Group,
Inc. 25,000 845,750
BayCom Corp. 28,500 620,445
BCB Bancorp, Inc. 53,600 978,200
C&F Financial Corp. 11,990 600,819
California BanCorp* 17,200 395,772
Capital Bancorp, Inc. 22,200 507,492
CB Financial Services, Inc. 18,700 440,385
Chemung Financial Corp. 16,298 760,954
Citizens Community
Bancorp, Inc. 38,600 583,246
Citizens Holding Co. 25,070 483,851
Citizens, Inc.*+ 90,000 381,600
Codorus Valley Bancorp,
Inc. 30,137 663,014
Cohen & Co., Inc.+ 5,000 80,750
Colony Bankcorp, Inc.+ 43,868 819,015
Community West
Bancshares 21,657 303,414
Conifer Holdings, Inc.*+ 43,000 102,340
Consumer Portfolio
Services, Inc.* 94,900 964,184
Eagle Bancorp Montana,
Inc. 19,521 435,904
Elevate Credit, Inc.* 113,600 347,616
ESSA Bancorp, Inc. 32,143 576,967
Evans Bancorp, Inc. 17,000 646,000
FedNat Holding Co.* 50,000 67,500
FG Financial Group, Inc.*+ 53,000 138,330
Finwise Bancorp* 8,492 145,638
First Bank 64,800 921,456
First Business Financial
Services, Inc. 30,000 984,300
First Financial Northwest,
Inc. 34,770 594,915
First Guaranty Bancshares,
Inc. 29,856 714,753
First Northwest Bancorp 34,600 764,314
First United Corp. 30,592 689,238
First Western Financial,
Inc.* 22,051 689,314
GAMCO Investors, Inc.,
Class A 38,400 849,024
Greenhill & Co., Inc. 59,400 918,918
Industry Company Shares Value
Financials (continued)
Guaranty Federal
Bancshares, Inc. 15,856 $ 498,354
Hallmark Financial
Services, Inc.* 105,100 381,513
Hawthorn Bancshares, Inc. 28,799 728,039
Heritage Insurance
Holdings, Inc. 117,500 838,950
HMN Financial, Inc. 23,000 569,480
Impac Mortgage Holdings,
Inc.* 65,600 49,200
Investar Holding Corp. 28,000 534,520
Kentucky First Federal
Bancorp 6,000 43,200
Lake Shore Bancorp, Inc. 27,150 404,535
Landmark Bancorp, Inc. 22,815 600,719
Level One Bancorp, Inc. 11,100 443,223
Magyar Bancorp, Inc. 12,579 148,432
Malvern Bancorp, Inc.* 34,800 560,628
Manning & Napier, Inc. 78,200 712,402
Medallion Financial Corp. 86,744 737,324
Meridian Corp. 17,100 548,739
Mid Penn Bancorp, Inc. 11,817 316,814
National Security Group,
Inc. (The) 2,700 43,281
Northeast Bank 15,700 535,527
Northrim BanCorp, Inc. 17,295 753,543
Norwood Financial Corp. 25,512 729,388
Ocwen Financial Corp.* 5,500 130,680
Ohio Valley Banc Corp. 20,500 619,100
OP Bancorp 45,800 634,330
Patriot National Bancorp,
Inc.* 4,500 76,185
PCB Bancorp 17,500 401,625
Penns Woods Bancorp,
Inc. 31,066 758,942
Peoples Bancorp of North
Carolina, Inc. 20,830 597,821
Peoples Financial Services
Corp. 9,500 479,560
Ponce Financial Group,
Inc.* 60,699 630,056
Professional Holding
Corp., Class A* 31,500 710,640
Provident Financial
Holdings, Inc. 27,817 460,093
Prudential Bancorp, Inc. 38,100 627,126
Pzena Investment
Management, Inc.,
Class A 68,900 552,578
Randolph Bancorp, Inc. 22,000 581,020
Republic First Bancorp,
Inc.* 119,100 614,556

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Riverview Bancorp, Inc. 130,406 $ 984,565
Safeguard Scientifics, Inc.* 55,000 287,100
Security National Financial
Corp., Class A* 90,286 902,860
Shore Bancshares, Inc. 8,237 168,694
Silvercrest Asset
Management Group,
Inc., Class A 37,102 758,736
Southern States
Bancshares, Inc. 20,000 461,400
Summit State Bank 17,820 303,474
Territorial Bancorp, Inc. 30,307 727,368
Timberland Bancorp, Inc. 31,500 850,815
Unico American Corp.*+ 54,500 160,230
Union Bankshares, Inc.+ 14,951 459,743
United Bancshares, Inc. 15,200 488,832
Unity Bancorp, Inc. 37,912 1,060,778
USCB Financial Holdings,
Inc.* 25,000 358,250
Velocity Financial, Inc.* 51,900 567,786
Western New England
Bancorp, Inc. 79,744 712,911
Westwood Holdings
Group, Inc. 30,000 459,600
WVS Financial Corp. 16,800 252,840
50,554,042
Health Care - 25 .55%
89bio, Inc.* 59,800 225,446
AcelRx Pharmaceuticals,
Inc.*+ 297,400 84,908
Acorda Therapeutics, Inc.* 101,706 163,747
Actinium Pharmaceuticals,
Inc.*+ 86,966 444,396
Acumen Pharmaceuticals,
Inc.*+ 125,000 488,750
Acutus Medical, Inc.* 100,000 139,000
ADMA Biologics, Inc.* 250,000 457,500
Adverum Biotechnologies,
Inc.* 242,000 317,020
Aeglea BioTherapeutics,
Inc.* 123,000 282,900
AgeX Therapeutics, Inc.* 165,000 140,910
AIM ImmunoTech, Inc.* 150,000 159,000
Allarity Therapeutics, Inc.*+ 20,000 40,800
Allena Pharmaceuticals,
Inc.* 106,800 24,692
Alpine Immune Sciences,
Inc.*+ 142,811 1,281,015
American Shared Hospital
Services* 33,700 78,858
Industry Company Shares Value
Health Care (continued)
Ampio Pharmaceuticals,
Inc.* 578,000 $ 271,660
Amryt Pharma Plc, ADR* 1 8
Angion Biomedica Corp.* 125,000 265,000
Annovis Bio, Inc.* 22,500 300,375
Apollo Endosurgery, Inc.* 128,200 775,610
Applied Genetic
Technologies Corp.* 165,600 177,192
Applied Therapeutics, Inc.* 100,000 211,000
Aprea Therapeutics, Inc.* 60,000 111,600
Aptinyx, Inc.*+ 202,000 458,540
Aquestive Therapeutics,
Inc.*+ 157,500 411,075
Aravive, Inc.* 55,725 107,549
Ardelyx, Inc.* 100,000 107,000
Armata Pharmaceuticals,
Inc.*+ 104,682 511,895
Asensus Surgical, Inc.*+ 150,000 94,020
Assembly Biosciences,
Inc.* 165,000 339,900
Astria Therapeutics, Inc.* 45,000 301,950
Atreca, Inc., Class A* 100,000 317,000
Avrobio, Inc.* 223,100 294,492
Axcella Health, Inc.* 245,009 629,673
Ayala Pharmaceuticals,
Inc.*+ 78,000 310,440
Aziyo Biologics, Inc.,
Class A*+ 24,900 148,155
Biodesix, Inc.* 76,800 129,792
BiomX, Inc.* 58,700 113,291
Black Diamond
Therapeutics, Inc.* 70,000 193,900
Bolt Biotherapeutics, Inc.* 115,500 316,470
Brooklyn
ImmunoTherapeutics,
Inc.*+ 125,000 256,250
Cabaletta Bio, Inc.*+ 117,730 238,992
Calithera Biosciences, Inc.* 183,500 74,134
Calyxt, Inc.* 143,500 149,240
Candel Therapeutics, Inc.* 75,000 381,750
CareCloud, Inc.* 87,363 449,919
cbdMD, Inc.* 356,900 371,176
Checkmate
Pharmaceuticals, Inc.* 103,800 331,122
China Pharma Holdings,
Inc.* 195,000 76,050
Cidara Therapeutics, Inc.* 250,000 208,175
Clarus Therapeutics
Holdings, Inc.* 90,000 134,100
Clearside Biomedical,
Inc.*+ 316,600 725,014
Cogent Biosciences, Inc.*+ 4,690 35,128

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Cognition Therapeutics,
Inc.* 76,200 $ 205,740
Concert Pharmaceuticals,
Inc.* 83,100 280,047
CorMedix, Inc.*+ 167,800 919,544
Corvus Pharmaceuticals,
Inc.* 155,700 255,348
Cumberland
Pharmaceuticals, Inc.* 49,887 140,681
CVRx, Inc.* 15,000 89,850
Cyclerion Therapeutics,
Inc.* 107,000 118,770
Cymabay Therapeutics,
Inc.* 193,500 601,785
CynergisTek, Inc.* 90,000 120,600
Daxor Corp.*+ 9,400 105,280
Decibel Therapeutics,
Inc.*+ 95,828 291,317
Eargo, Inc.* 30,000 158,700
Eiger BioPharmaceuticals,
Inc.* 90,000 747,000
ElectroCore, Inc.* 85,000 49,725
Electromed, Inc.* 27,000 335,880
Elevation Oncology, Inc.*+ 50,000 126,000
Eliem Therapeutics, Inc.* 18,400 154,376
Eloxx Pharmaceuticals,
Inc.* 309,400 173,233
Entasis Therapeutics
Holdings, Inc.* 132,600 247,962
Enzo Biochem, Inc.* 201,500 584,350
Epizyme, Inc.* 252,500 290,375
Equillium, Inc.* 104,200 328,230
Esperion Therapeutics,
Inc.* 107,000 496,480
Eton Pharmaceuticals,
Inc.*+ 50,000 218,000
Exagen, Inc.* 49,400 396,682
EyePoint Pharmaceuticals,
Inc.* 59,500 722,925
Frequency Therapeutics,
Inc.* 82,400 174,688
Gain Therapeutics, Inc.* 40,000 163,200
Galecto, Inc.* 175,000 385,000
Galera Therapeutics, Inc.* 143,200 340,816
GBS, Inc.* 50,000 39,115
Gelesis Holdings, Inc.*+ 26,000 117,780
Gemini Therapeutics, Inc.* 117,500 163,325
GlycoMimetics, Inc.*+ 150,000 171,000
Graybug Vision, Inc.* 126,000 154,980
Great Elm Group, Inc.* 154,597 279,821
Gritstone bio, Inc.* 23,100 95,172
Industry Company Shares Value
Health Care (continued)
Harpoon Therapeutics,
Inc.* 91,861 $ 456,549
Harrow Health, Inc.* 93,400 636,988
Harvard Bioscience, Inc.* 77,017 478,276
HCW Biologics, Inc.*+ 56,600 154,518
Homology Medicines, Inc.* 140,000 425,600
Hookipa Pharma, Inc.*+ 118,800 270,864
IMARA, Inc.* 137,000 257,560
Immunic, Inc.* 95,000 1,073,500
Impel Neuropharma, Inc.*+ 75,000 477,750
IN8bio, Inc.*+ 54,700 189,809
Infinity Pharmaceuticals,
Inc.* 271,000 308,940
Inozyme Pharma, Inc.* 54,000 220,860
InspireMD, Inc.* 36,667 117,701
IntriCon Corp.* 33,900 808,854
Invacare Corp.* 219,100 308,931
IRIDEX Corp.* 65,400 302,802
IsoRay, Inc.* 184,000 66,792
Kala Pharmaceuticals, Inc.* 175,000 241,500
Kewaunee Scientific Corp.* 13,200 188,760
Kezar Life Sciences, Inc.* 27,200 452,064
Landos Biopharma, Inc.* 159,000 234,525
Lannett Co., Inc.*+ 176,000 138,670
Larimar Therapeutics,
Inc.*+ 60,000 243,000
Leap Therapeutics, Inc.*+ 157,101 274,927
LogicBio Therapeutics,
Inc.* 79,900 54,340
Longboard
Pharmaceuticals, Inc.* 70,000 363,300
Lucid Diagnostics, Inc.*+ 185,000 621,600
Lumos Pharma, Inc.* 46,744 441,731
Lyra Therapeutics, Inc.*+ 65,000 261,300
Magenta Therapeutics,
Inc.* 144,500 419,050
Marker Therapeutics, Inc.* 317,416 139,663
Matinas BioPharma
Holdings, Inc.* 726,891 584,711
MediciNova, Inc.*+ 200,247 534,659
Merrimack
Pharmaceuticals, Inc.* 57,500 363,688
Milestone Scientific, Inc.* 274,500 417,240
Minerva Neurosciences,
Inc.*+ 123,500 102,530
Minerva Surgical, Inc.*+ 74,900 337,050
MiNK Therapeutics, Inc.*+ 35,500 79,875
Molecular Templates, Inc.* 110,000 379,500
Mustang Bio, Inc.* 306,900 309,969
Myomo, Inc.* 27,600 105,156
NanoViricides, Inc.* 94,039 196,542
NantHealth, Inc.* 325,100 244,995

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Navidea
Biopharmaceuticals, Inc.* 102,440 $ 80,928
Neoleukin Therapeutics,
Inc.* 45,000 84,600
Neuronetics, Inc.* 75,305 228,174
NexImmune, Inc.* 50,000 210,500
NextCure, Inc.* 130,000 631,800
NovaBay Pharmaceuticals,
Inc.* 155,000 45,926
Odonate Therapeutics,
Inc.* 235,000 310,200
Oncocyte Corp.* 200,000 298,000
Oncorus, Inc.* 118,300 210,574
Ontrak, Inc.*+ 82,800 187,542
Optinose, Inc.*+ 265,000 654,550
Oragenics, Inc.* 140,000 48,230
Otonomy, Inc.* 318,000 763,200
Ovid therapeutics, Inc.*+ 200,000 628,000
Palatin Technologies, Inc.* 650,000 299,065
Paratek Pharmaceuticals,
Inc.*+ 115,000 341,550
PhaseBio Pharmaceuticals,
Inc.* 280,000 369,600
Pluristem Therapeutics,
Inc.*+ 70,000 144,900
Protalix BioTherapeutics,
Inc.* 25,000 26,500
Protara Therapeutics, Inc.* 39,200 200,312
Puma Biotechnology, Inc.* 170,900 492,192
Regional Health
Properties, Inc.* 10,000 35,300
Reneo Pharmaceuticals,
Inc.*+ 100,000 294,000
Satsuma Pharmaceuticals,
Inc.* 112,000 425,600
Savara, Inc.* 366,393 479,975
Scopus Biopharma, Inc.* 67,966 46,971
scPharmaceuticals, Inc.* 129,500 735,560
SCYNEXIS, Inc.*+ 74,500 291,295
Sensei Biotherapeutics,
Inc.* 37,900 87,549
Sera Prognostics, Inc.,
Class A*+ 3,000 11,370
Sesen Bio, Inc.* 250,000 150,675
Sientra, Inc.* 102,000 226,440
Sierra Oncology, Inc.* 19,440 623,052
Sigilon Therapeutics, Inc.* 200,000 294,000
Silverback Therapeutics,
Inc.* 96,400 338,364
Sio Gene Therapies, Inc.* 229,300 153,631
SOC Telemed, Inc.* 480,000 1,435,200
Solid Biosciences, Inc.* 380,500 456,600
Industry Company Shares Value
Health Care (continued)
Sonendo, Inc.*+ 85,000 $ 340,850
Sonida Senior Living, Inc.* 10,615 351,675
Spruce Biosciences, Inc.*+ 125,000 251,250
SQZ Biotechnologies
Co.*+ 25,000 120,250
Star Equity Holdings,
Inc.*+ 125,390 141,691
Summit Therapeutics,
Inc.*+ 116,500 285,425
SunLink Health Systems,
Inc.* 33,000 48,180
Surface Oncology, Inc.* 100,000 294,000
Synlogic, Inc.* 266,900 640,560
Syros Pharmaceuticals,
Inc.* 161,700 192,423
T2 Biosystems, Inc.* 250,000 131,025
Talis Biomedical Corp.* 54,000 76,140
TCR2 Therapeutics, Inc.* 98,400 271,584
Tela Bio, Inc.* 60,000 697,800
Terns Pharmaceuticals,
Inc.* 42,000 124,740
TFF Pharmaceuticals,
Inc.*+ 77,000 485,870
Trevi Therapeutics, Inc.*+ 75,000 165,000
Tricida, Inc.*+ 139,300 1,145,046
TScan Therapeutics, Inc.* 115,000 322,000
UNITY Biotechnology, Inc.* 236,450 264,824
Venus Concept, Inc.* 408,644 584,361
Verrica Pharmaceuticals,
Inc.*+ 24,550 199,100
Viracta Therapeutics, Inc.*+ 70,000 333,200
VolitionRX, Ltd.*+ 235,000 707,350
Voyager Therapeutics, Inc.* 80,481 613,265
Xeris Biopharma Holdings,
Inc.* 133,351 341,379
Xtant Medical Holdings,
Inc.* 278,400 189,312
Zynerba Pharmaceuticals,
Inc.*+ 162,200 332,510
61,180,730
Industrials - 11 .73%
Acacia Research Corp.* 143,100 645,381
Acme United Corp. 14,035 473,681
AgEagle Aerial Systems,
Inc.* 200,000 238,000
Air Industries Group* 100,000 83,490
Air T, Inc.*+ 17,250 392,438
Alpha Pro Tech, Ltd.*+ 62,900 264,180
ARC Document Solutions,
Inc. 167,400 652,860
Armstrong Flooring, Inc.* 96,400 137,852

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Avalon Holdings Corp.,
Class A* 3,900 $ 12,772
BGSF, Inc. 47,000 618,990
BitNile Holdings, Inc.*+ 226,128 190,649
Bowman Consulting
Group, Ltd.* 30,000 493,200
CECO Environmental
Corp.* 83,300 457,317
Charah Solutions, Inc.*+ 115,000 573,850
Chicago Rivet & Machine
Co. 8,000 209,440
Commercial Vehicle
Group, Inc.* 26,400 223,080
CompX International, Inc. 44,200 1,039,584
CPI Aerostructures, Inc.* 50,000 147,500
Eastern Co. (The) 21,200 493,748
Espey Mfg. & Electronics
Corp.*+ 16,108 223,901
FreightCar America, Inc.*+ 80,000 472,800
GEE Group, Inc.* 77,600 42,851
Gencor Industries, Inc.* 44,700 459,516
Graham Corp. 43,000 331,530
Hill International, Inc.* 290,958 474,262
Hudson Global, Inc.* 10,942 445,011
Hurco Cos., Inc. 23,000 724,960
India Globalization Capital,
Inc.* 139,000 131,897
Innovate Corp.*+ 216,392 798,486
Innovative Solutions &
Support, Inc.* 80,400 648,024
L B Foster Co., Class A* 26,700 410,379
LS Starrett Co. (The),
Class A* 36,400 279,916
LSI Industries, Inc. 113,000 678,000
Mastech Digital, Inc.* 40,400 746,996
Matrix Service Co.* 59,700 490,734
Mayville Engineering Co.,
Inc.* 15,258 142,967
Mega Matrix Corp. 108,000 216,000
Mesa Air Group, Inc.* 120,600 530,640
Mistras Group, Inc.* 91,200 602,832
NN, Inc.* 132,000 380,160
Ocean Power
Technologies, Inc.* 105,000 148,050
Orion Group Holdings,
Inc.* 208,700 517,576
P&F Industries, Inc.,
Class A* 10,500 63,210
Park Aerospace Corp. 60,000 783,000
Patriot Transportation
Holding, Inc. 19,871 158,571
Performant Financial Corp.* 278,300 865,513
Industry Company Shares Value
Industrials (continued)
Perma-Pipe International
Holdings, Inc.* 71,600 $ 675,188
Quad/Graphics, Inc.* 141,169 979,713
RCM Technologies, Inc.* 70,642 696,530
Servotronics, Inc.* 16,653 244,030
Shapeways Holdings,
Inc.*+ 162,000 463,320
SIFCO Industries, Inc.* 26,024 129,037
Team, Inc.* 153,800 339,898
Twin Disc, Inc.* 58,100 966,784
Ultralife Corp.* 72,400 388,788
US Xpress Enterprises,
Inc., Class A* 75,000 291,000
USA Truck, Inc.* 30,800 634,480
Vidler Water Resouces,
Inc.* 65,000 1,003,600
Virco Mfg. Corp.* 25,800 77,142
Volt Information Sciences,
Inc.* 109,900 657,202
Westwater Resources,
Inc.* 103,500 207,000
Williams Industrial
Services Group, Inc.* 75,000 149,250
Willis Lease Finance
Corp.* 23,100 743,589
Yellow Corp.*+ 45,655 320,042
28,082,387
Information Technology - 7 .92%
ADDvantage Technologies
Group, Inc.* 75,000 104,250
ALJ Regional Holdings,
Inc.* 202,000 529,240
Amtech Systems, Inc.* 84,000 845,040
Applied Optoelectronics,
Inc.*+ 75,000 273,750
AstroNova, Inc.* 37,700 571,909
Aware, Inc.* 74,579 223,737
Bel Fuse, Inc., Class B 40,400 720,736
BK Technologies Corp. 60,217 153,553
Blonder Tongue
Laboratories, Inc.* 90,000 57,600
BM Technologies, Inc.*+ 60,000 513,000
CalAmp Corp.* 102,000 745,620
Computer Task Group,
Inc.* 62,100 606,717
CSP, Inc.* 45,000 351,000
Daktronics, Inc.* 122,855 471,763
eMagin Corp.*+ 251,000 286,140
EMCORE Corp.* 63,873 236,330
Everspin Technologies,
Inc.*+ 68,000 592,280

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Frequency Electronics,
Inc.* 45,000 $ 391,500
Greenidge Generation
Holdings, Inc.*+ 35,000 301,000
GSI Technology, Inc.* 101,417 388,427
Immersion Corp.* 75,000 417,000
Information Services
Group, Inc. 18,900 128,709
Innodata, Inc.* 133,955 936,346
Intellicheck, Inc.* 160,300 408,765
inTEST Corp.* 52,401 562,263
Intevac, Inc.* 87,400 467,590
Inuvo, Inc.* 306,000 149,940
Issuer Direct Corp.* 16,500 490,545
Key Tronic Corp.* 32,400 183,060
KVH Industries, Inc.* 55,774 507,544
LGL Group, Inc. (The)* 29,200 319,740
Marin Software, Inc.*+ 60,000 172,800
Network-1 Technologies,
Inc. 134,000 349,740
Optical Cable Corp.* 27,600 117,024
PCTEL, Inc. 73,800 342,432
Pineapple Holdings, Inc.+ 14,504 90,650
Pixelworks, Inc.* 138,100 410,157
Powerfleet, Inc.* 98,000 291,060
RealNetworks, Inc.* 216,900 125,802
RF Industries, Ltd.* 43,230 311,688
Richardson Electronics,
Ltd. 50,311 625,869
SeaChange International,
Inc.* 200,000 226,000
SecureWorks Corp.,
Class A* 9,400 124,550
ServiceSource
International, Inc.* 250,817 326,062
StarTek, Inc.* 13,000 57,590
Synchronoss
Technologies, Inc.* 250,100 432,673
TESSCO Technologies,
Inc.* 45,000 271,800
TransAct Technologies,
Inc.* 29,623 209,138
Trio-Tech International* 26,800 193,094
Usio, Inc.* 130,000 465,400
Wayside Technology
Group, Inc. 16,800 574,560
WidePoint Corp.* 53,918 203,810
Wireless Telecom Group,
Inc.* 64,666 111,226
18,968,219
Industry Company Shares Value
Materials - 3 .49%
Advanced Emissions
Solutions, Inc.* 89,000 $ 553,580
AgroFresh Solutions, Inc.* 204,300 388,170
Ampco-Pittsburgh Corp.* 62,000 391,220
Comstock Mining, Inc.*+ 229,000 382,430
Core Molding
Technologies, Inc.* 24,400 262,544
Flexible Solutions
International, Inc.* 60,307 245,450
Flotek Industries, Inc.* 242,300 305,298
Friedman Industries, Inc. 42,200 371,782
Gold Resource Corp. 304,300 681,632
Golden Minerals Co.* 450,000 225,360
Gulf Resources, Inc.* 67,360 285,606
Northern Technologies
International Corp. 27,900 335,358
Olympic Steel, Inc. 18,300 703,818
Paramount Gold Nevada
Corp.* 150,000 97,680
Ramaco Resources, Inc.+ 63,200 998,560
Solitario Zinc Corp.* 205,000 173,020
Synalloy Corp.* 26,838 430,750
Trecora Resources* 110,641 936,023
United States Antimony
Corp.* 245,500 158,348
Universal Stainless & Alloy
Products, Inc.* 49,558 430,163
8,356,792
Real Estate - 1 .88%
American Realty Investors,
Inc.*+ 17,197 264,318
AMREP Corp.* 35,800 484,016
CTO Realty Growth, Inc. 20,600 1,366,192
Maui Land & Pineapple
Co., Inc.* 81,500 905,465
Rafael Holdings, Inc.,
Class B* 25,000 62,750
Stratus Properties, Inc.* 24,250 1,044,690
Transcontinental Realty
Investors, Inc.* 2,800 109,284
Trinity Place Holdings, Inc.* 146,100 277,590
4,514,305
Utilities - 0 .57%
Cadiz, Inc.* 110,900 229,563
Genie Energy, Ltd.,
Class B 74,100 500,175

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Utilities (continued)
RGC Resources, Inc.+ 30,000 $ 641,400
1,371,138
TOTAL COMMON STOCKS - 99.83% 239,016,204
(Cost $222,466,896)
Principal
Amount
B
Value
.
Corporate Bonds - 0.03%
Financial - 0 .03%
GAMCO Investors, Inc. ++ , 4.00%,
06/15/23 76,000 74,443
TOTAL CORPORATE BONDS - 0.03% 74,443
(Cost $76,000)
.
Rights - 0.00%
Adamas Pharmaceuticals,
Inc., CVR*
∆
# 110,000 —
Adamas Pharmaceuticals,
Inc., CVR*
∆
# 110,000 —
Cogent Biosciences, Inc.,
CVR*
∆
# 160,000 —
OncoMed
Pharmaceuticals, Inc.,
CVR*
∆
# 125,000 —
Pineapple Holdings, Inc.,
CVR*
∆
# 14,504 —
ZAGG, Inc., CVR*
∆
# 65,000 —
TOTAL RIGHTS - 0.00% —
(Cost $32,819)
.
Warrants - 0.01%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 14,308
TOTAL WARRANTS - 0.01% 14,308
(Cost $14,874)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 8.06%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.12%
$ 19,305,343
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 8.06% 19,305,343
(Cost $19,305,343)
TOTAL INVESTMENTS
-
107.93%
$ 258,410,298
(Cost $241,895,932)
Liabilities in Excess of Other Assets - (7.93%) (18,994,272)
NET ASSETS - 100.00% $ 239,416,026
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $71,925, which is 0.03% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2022.
^ Rate disclosed as of March 31, 2022.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan at
March 31, 2022. Total loaned securities had a value of
$20,753,220, which included loaned securities with a value of
$148,433 that have been sold and are pending settlement as of
March 31, 2022. The total market value of loaned securities
excluding these pending sales is $20,604,787.
++ Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
ADR - American Depositary Receipt
CVR - Contingent Value Right
PLC - Public Limited Company

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2022 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 8,971,164 $ – $ 71,925 $ 9,043,089
Industrials 27,872,947 209,440 – 28,082,387
Other Industries (a) 201,890,728 – – 201,890,728
Total Common Stocks 238,734,839 209,440 71,925 239,016,204
Corporate Bonds – 74,443 – 74,443
Rights – – 0 0
Warrants – 14,308 – 14,308
Investments Purchased With Cash Proceeds From Securities
Lending – 19,305,343 – 19,305,343
TOTAL
$238,734,839 $19,603,534 $71,925 $258,410,298
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2021 $ 615,678 $ 19,500 $ 635,178
Purchases/Issuances – 0 –
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized Appreciation/(Depreciation) (543,753) (19,500) (563,253)
Transfers in – – –
Transfers out – – –
Balance as of 03/31/2022 $ 71,925 $ 0 $ 71,925
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2022 $ (543,753) $ (19,500) $ (563,253)